LEGAL PROCEEDINGS	3 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS

NOTE 9         LEGAL PROCEEDINGS

From time to time, the Company may become a party to legal actions or proceedings in the ordinary course of its business. At December 31, 2024, and through the date of this filing, there were no such actions or proceedings, either individually or in the aggregate, that, if decided adversely to the Company’s interests, the Company believes would be material to its business.